Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001854139
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	ZEVIA PBC
Entity Incorporation State Country Code	DE
Entity File Number	001-40630
Entity Tax Identification Number	86-2862492
Entity Address, Address Line One	15821 Ventura Blvd.
Entity Address, Address Line Two	Suite 145
Entity Address, City or Town	Encino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91436
City Area Code	(855)
Local Phone Number	469-3842
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	ZVIA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false